Document and Entity Information	Feb. 25, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 25, 2026
Entity File Number	1-5103
Entity Registrant Name	BARNWELL INDUSTRIES, INC.
Entity Central Index Key	0000010048
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	72-0496921
Entity Address, Address Line One	24 Greenway Plaza
Entity Address, Address Line Two	Suite 1800Q
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77046
City Area Code	713
Local Phone Number	730-7026
Title of 12(b) Security	Common Stock, $0.50 Par Value
Trading Symbol	BRN
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false